Accumulated Other Comprehensive Loss - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Currency translation adjustment	$ (109)	$ (109)	$ (109)
Unrealized gain (loss) on derivatives	0	0	1
Unfunded pension and postretirement benefit plan	(10)	(7)	(7)
Accumulated other comprehensive loss	$ (119)	$ (116)	$ (115)